Related-party transactions (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Borrowings	€ 184,060		€ 179,167
Key management personnel compensation	2,500	€ 4,200
CIR
Disclosure of transactions between related parties [line items]
Borrowings	€ 3,100		€ 3,100
CIR | BPI France
Disclosure of transactions between related parties [line items]
Borrowings, percentage of receivables	80.00%
Borrowings	€ 3,100